Long-Term Debt and Capital Lease Obligations - Minimum Payments of the Company's Long-term Debt and Capital Lease Obligations (Details) - BCP QUALTEK HOLDCO, LLC $ in Thousands	Dec. 31, 2020 USD ($)
Long-term debt
2021	$ 10,575
Total	10,575
Capital lease obligations
2021	8,287
2022	7,318
2023	6,397
2024	3,105
2025	644
Total	25,751
Long-term debt and capital lease obligations
2021	28,426
2022	16,882
2023	75,798
2024	12,669
2025	10,208
Thereafter	313,225
Total	457,208
Line of credit
Long-term debt
2023	59,837
Total	59,837
Term loan
Long-term debt
2021	9,564
2022	9,564
2023	9,564
2024	9,564
2025	9,564
Thereafter	313,225
Total	$ 361,045